Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables, Net

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Gross	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$

Trade and other receivables, gross	4,550,361	3,924,946	784,354	643,923
Trade receivables, gross	4,307,971	3,693,052	497,193	354,376
Accounts receivable from finance leases, gross	913	584	13,742	8,214
Other receivables, gross	241,477	231,310	273,419	281,333

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Net	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$

Trade and other receivables, net	3,711,141	3,234,935	724,851	578,524
Trade receivables, net	3,469,608	3,008,544	464,855	289,361
Accounts receivable from finance leases, net	889	568	13,377	8,000
Other receivables, net	240,644	225,823	246,619	281,163

Summary of other accounts receivable, net

	Balance as of
	Current		Non-Current
Detail of other accounts receivable, net (1)	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThUS$	ThUS$	ThUS$	ThUS$
Advances to suppliers	85,139	28,441	6,203	—
Accounts receivable "low income" (i)	17,971	27,593	—	—
Accounts receivables from employees	7,769	7,869	11,857	12,798
Receivables VOSA project (ii)	44,898	43,800	226,047	268,075
Subsidy and contribution mechanisms	5,358	33,545	—	—
Other	79,509	84,575	2,512	290
Total	240,644	225,823	246,619	281,163

(i)	Accounts receivable from “low income” consumers to which a social discount is applied creating a “low income” final tariff, in which the Brazilian government replenishes such discount to our subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo S.A. through a government subsidy.
(ii)	Account receivables related to the Argentine Project.

Summary of Balance of Past Due But Not Impaired Trade Receivables

b)	As of December 2021 and 2020, the analysis of trade accounts receivables due and unpaid, but of which no impairment losses have been recorded, is as follows:

	Balance as of
Trade accounts receivables due and unpaid, but for which no impairment losses have been recorded	12-31-2021 ThUS$	12-31-2020 ThUS$
Less than three months	539,492	555,004
Between three and six months	124,013	92,337
Between six and twelve months	103,368	75,779
More than twelve months	132,349	169,477
Total	899,222	892,597

Disclosure Of Reconciliation Of Changes In Allowance For Impairment Of Trade Receivables Explanatory

c) The reconciliation of changes in the allowance for credit losses of trade receivables is as follows:

Current and
Trade accounts receivables due and unpaid, with impairment losses	Non-Current ThUS$
Balance as of January 1, 2020	768,217
Increases (decreases) for the year	211,536
Amounts written off	(112,591)
Foreign currency translation differences	(111,752)
Balance as of December 31, 2020	755,410
Increases (decreases) for the year (*)	316,004
Amounts written off	(113,198)
Foreign currency translation differences	(59,493)
Balance as of December 31, 2021	898,723